Financial assets at fair value through profit or loss (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Wealth Management Products
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Investment in securities floating interest rate		2.78%
Wealth Management Products | Bottom of range
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Investment in securities floating interest rate	2.30%
Wealth Management Products | Top of range
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Investment in securities floating interest rate	2.40%
Other equity securities
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Payment to acquire financial assets at fair value through profit or loss held for trading	¥ 14
Other Investments
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Payment to acquire financial assets at fair value through profit or loss	¥ 19
Percentage of other equity interests	30.00%